Document and Entity Information	Aug. 14, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 14, 2024
Entity Registrant Name	NATIONAL HEALTH INVESTORS INC
Entity Incorporation State Country Code	MD
Entity File Number	001-10822
Entity Tax Identification Number	62-1470956
Entity Address Address Line 1	222 Robert Rose Drive
Entity Address City Or Town	Murfreesboro
Entity Address State Or Province	TN
Entity Address Postal Zip Code	37129
City Area Code	615
Local Phone Number	890-9100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	NHI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000877860
Amendment Flag	false